STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - shares		1 Months Ended		12 Months Ended
		Dec. 28, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2021	[1]
Common Stock [Member]
Issuance of common stock and pre-funded warrants upon private placement, net of underwriting commissions and other offering costs.( in shares)	[1],[2]			467,895
Exercise of warrants (in shares)				467,895	41,967
Issuance and exercise of common stock warrants upon private placement, net of underwriting commissions and other offering costs. (in shares)	[1]			170,000
Reverse split				1-for-10
Number of additional shares issued		170,000
Investor [Member]
Reverse split			a reverse share split of its shares at the ratio of 1-for-10, such that each ten (10) ordinary shares, par value NIS 0.03 per share, were consolidated into one (1) ordinary share, par value NIS 0.30
Number of additional shares issued				297,895

[1]	All share amounts have been retroactively adjusted to reflect a 1-for-10 reverse share split (Note 1c).
[2]	In addition to the issuance of 467,895 shares, an additional amount of 467,895 warrants exercisable into common shares were issued. These warrants were classified as long-term liability and were fully exercised. The investor paid for a full exercise of these warrants and decided that the Company will issue 170,000 shares. The investor has a right to issue an additional 297,895 shares (Note 7c).